SHARE-BASED COMPENSATION - Number and Movement of Potential Shares (Details)	6 Months Ended
Jun. 30, 2023 shares
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	4,061,280
Potential Shares, Granted (in shares)	1,347,620
Potential Shares, Over-performance (in shares)	723,514
Potential Shares, Vested (in shares)	(2,518,292)
Potential Shares, Forfeited (in shares)	(139,214)
Potential Shares, Ending balance (in shares)	3,474,908
Performance-Based RSU
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,185,834
Potential Shares, Granted (in shares)	701,945
Potential Shares, Over-performance (in shares)	723,514
Potential Shares, Vested (in shares)	(1,701,233)
Potential Shares, Forfeited (in shares)	(76,948)
Potential Shares, Ending balance (in shares)	1,833,112
Percentage of vesting multiplier	100.00%
Performance based shares forfeited upon non-fulfillment of performance conditions (in shares)	0
Restricted Stock Units
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	1,875,446
Potential Shares, Granted (in shares)	645,675
Potential Shares, Over-performance (in shares)	0
Potential Shares, Vested (in shares)	(817,059)
Potential Shares, Forfeited (in shares)	(62,266)
Potential Shares, Ending balance (in shares)	1,641,796